DEAN WITTER CAPITAL APPRECIATION FUND
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048




                                   January 30, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Capital Appreciation Fund
     File #33-61511
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on January 28, 1997.


                                   Very truly yours,
                                   /s/ Frank J. Bruttomesso
                                   Frank J. Bruttomesso
                                   Assistant Secretary



cc:  Sheldon Curtis, Esq.
     Randolph Koch